DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Direct Operating Costs [Abstract]
Fuel and power purchases		$ (574)	$ (400)	$ (390)
Salaries and benefits		(464)	(325)	(293)
Operations and maintenance		(347)	(309)	(285)
Water royalties, property taxes and other regulatory fees		(238)	(205)	(201)
Insurance		(72)	(71)	(68)
Professional fees		(122)	(59)	(56)
Other related party services		(5)	(1)	(8)
Other		(111)	(64)	(64)
Direct operating costs, net	[1]	(1,933)	(1,434)	(1,365)
Insurance services		0	0	(26)
Cost to acquire energy to cover contractual obligations				80
Depreciation		$ 1,852	$ 1,583	$ 1,501

[1]	Direct operating costs exclude depreciation expense disclosed below.